Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2020 USD ($) $ / shares shares	Sep. 08, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Description of Business [Line Items]
Entity incorporation date				May 05, 2003
Entity incorporation state				DE
Aggregate net proceeds from IPO	$ 254,800			$ 255,728
Offering costs, underwriting discounts and commissions expenses	$ 23,100
Cumulative stock-based compensation				$ 15,171	$ 636	$ 883	$ 788
Reverse stock split, description			In September 2020, the Company's board of directors and shareholders approved a certificate of amendment to the amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock on a 7.9-for-one basis (the "Reverse Stock Split") effective as of September 8, 2020.	In September 2020, the Company's board of directors approved an amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock on a 7.9-for-one basis (the "Reverse Stock Split") effective as of September 8, 2020.
Stock split conversion ratio		0.126582
Net loss				$ (89,449)	(48,853)	(68,299)	(49,780)
Accumulated deficit			$ (462,016)	(462,016)		(372,567)	(287,891)
Cash, cash equivalents and short-term investments			344,200	344,200		70,100
Restricted cash			33,311	33,311	$ 743	743	$ 151
Cash, cash equivalents, restricted cash and short-term investments			$ 377,500	377,500		$ 70,800
Stock Option
Description of Business [Line Items]
Cumulative stock-based compensation		$ 13,400		$ 13,400
IPO
Description of Business [Line Items]
Stock issued during the period | shares	10,294,000
Share price | $ / shares	$ 27.00
Underwriters
Description of Business [Line Items]
Stock issued during the period | shares	1,343,000